UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21877

Exact name of registrant as specified in charter:	Oppenheimer Rochester Arizona Municipal Fund

Address of principal executive offices:	6803 South Tucson Way
Centennial, CO 80112-3924

Name and address of agent for service:	Arthur S. Gabinet,
Executive Vice President & General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, NY 10281-1008

Registrant's telephone number, including area code:	303-768-3200

Date of fiscal year end:	3/31

Date of reporting period:	07/01/2013-06/30/2014

Item 1.

FORM N-PX

ICA File Number:  811-21877

Registrant Name:  Oppenheimer Rochester Arizona Municipal Fund

Reporting Period:  07/01/2013 - 06/30/2014

Oppenheimer Rochester Arizona Municipal Fund

CASA GRANDE REG. MEDICAL CENTER Meeting Date: MAY 08, 2014 Record Date: APR 01, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 147073AF7
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	For	For

CASA GRANDE REG. MEDICAL CENTER Meeting Date: MAY 08, 2014 Record Date: APR 01, 2014 Meeting Type: WRITTEN CONSENT
Ticker: Security ID: 147073BN9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	The Plan	Management	For	For

END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Oppenheimer Rochester Arizona Municipal Fund

By:	William F. Glavin, Jr.*
William F. Glavin, Jr.,
President and Principal Executive Officer

Date: August 22, 2014

*By:	/s/ Lisa Bloomberg
-----------------------------------------
Lisa Bloomberg, Attorney in Fact